FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 17, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Payment for derivative liability		$ 700,000	$ 1,100,000
Fair value of derivative liability		29,000	29,000		$ 25,000
Derivative liability/bifurcated conversion option in connection with auctus loan	$ 1,100,000
Extinguishment of derivative liability due to payoff of loan to Auctus		700,000	700,000
Change in fair value during the year			0.0	$ 2,200,000	2,200,000
Net change in derivative liability			2,200,000		1,900,000
Derivative liability		$ 4,000,000.0	$ 4,000,000.0		$ 900,000